General (Details) - EUR (€) € in Thousands	1 Months Ended			6 Months Ended
	Jul. 31, 2018	May 29, 2018	May 17, 2018	Jun. 30, 2018
Disclosure of associates [line items]
Interest rate basis				Semiannual interest rate equal to the Euribor 6 month rate plus a margin of 185 basis points
Talasol [Member]
Disclosure of associates [line items]
Expected leverage level	50-60%
Five Term Loan Facilities [Member]
Disclosure of associates [line items]
Proceeds from borrowings			€ 33,700
Borrowings maturity			May 2028
Five revolving facilities [Member]
Disclosure of associates [line items]
Proceeds from borrowings			€ 2,200
Borrowings maturity			November 2027
Subsidiaries [Member]
Disclosure of associates [line items]
Proceeds from borrowings			€ 35,900
Borrowings maturity		May 2028
Interest rate basis		Euribor 6 month rate with a fixed 6 month rate of 0.71%, resulting in a fixed 6 month interest rate of 2.56%.	Euribor 6 month rate plus a margin of 185 basis points
Percentage of maximum guarantee			180.00%
Amount of guarantees			€ 1,800
Swap agreements		€ 25,000
Percentage of swap on the loan		75.00%
Subsidiaries [Member] | Bottom of range [Member]
Disclosure of associates [line items]
Amount of guarantees			1,000
Subsidiaries [Member] | Top of range [member]
Disclosure of associates [line items]
Amount of guarantees			€ 1,500
METKA EGN Limited [Member]
Disclosure of associates [line items]
Proceeds from borrowings				€ 192,500
Borrowings maturity				16 months
Talasol [Member]
Disclosure of associates [line items]
Percentage of the financial power swap on the project output				80.00%
Output period				10 years
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest				9.375%
Groen Gas Goor B.V [Member]
Disclosure of associates [line items]
Proportion of ownership interest				51.00%
Chashgal Elyon Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest				75.00%